Condensed Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Revenue	$ 428,218	$ 439,924	$ 829,218	$ 857,662
Cost of services (excluding depreciation and amortization)	190,180	183,825	364,361	354,198
Selling, general and administrative	143,816	150,059	283,606	294,867
Depreciation and amortization	67,582	68,630	135,851	136,940
Impairment expense on goodwill and other assets	13	23	1,295	676
Restructuring and other costs	5,897	728	13,682	1,180
Loss / (gain) on disposal of subsidiaries and other assets, net	176	144	(450)	321
Operating income	20,554	36,515	30,873	69,480
Other (expense) / income, net	(6,714)	4,397	(5,891)	16,752
Interest expense, net	(34,549)	(37,135)	(68,222)	(72,100)
(Loss) / income before taxes	(20,709)	3,777	(43,240)	14,132
Income tax expense	29,423	5,207	26,364	12,506
Net (loss) / income	$ (50,132)	$ (1,430)	$ (69,604)	$ 1,626
Net (loss) / income per share - basic	$ (0.85)	$ (0.02)	$ (1.17)	$ 0.03
Net (loss) / income per share - diluted	$ (0.85)	$ (0.02)	$ (1.17)	$ 0.03
Net loss / (income)	$ (50,132)	$ (1,430)	$ (69,604)	$ 1,626
Gain / (loss) on foreign currency translation	14,655	(6,055)	18,731	(13,667)
Total comprehensive loss	$ (35,477)	$ (7,485)	$ (50,873)	$ (12,041)